[MHM, December 28, 2005]

[Translation]

ANNUAL SECURITIES REPORT
(The Eleventh Fiscal Year)
From: July 1, 2004
To: June 30, 2005

PUTNAM EUROPE EQUITY FUND

ANNUAL SECURITIES REPORT
(The Eleventh Fiscal Year)
From: July 1, 2004
To: June 30, 2005

To: Director of Kanto Local Finance Bureau
Filing Date: December 28, 2005

Name of the Registrant Trust:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
Of Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome,
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome,
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Annual Securities Report is available for Public Inspection

Not applicable.

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00= JPY115.75, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31,
2005.

Note 2:	In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 3:	In this report, "fiscal year" refers to a year from July 1 to June 30 of the following year.
However, the first fiscal year for Class M shares refers to a period from December 1,
1994 (Inception of the Class) to June 30, 1995.

PART I. INFORMATION CONCERNING FUND
I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
2.	INVESTMENT POLICY
3.	INVESTMENT RISKS
4.	FEES AND TAX
5.	STATUS OF INVESTMENT FUND
II.	SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND
SECURITIES

PART II. DETAILED INFORMATION ON THE FUND
I.	ADDITIONAL INFORMATION ON THE FUND
II.	PROCEDURES, ETC.
III.	MANAGEMENT AND ADMINISTRATION
IV.	FINANCIAL CONDITION OF THE FUND
V.	RECORD OF SALES AND REPURCHASES

PART III. SPECIAL INFORMATION
I.	OUTLINE OF THE MANAGEMENT COMPANY
II.	OUTLINE OF THE OTHER RELATED COMPANIES
III.	OUTLINE OF INVESTMENT FUND SYSTEM

[The description on the above items is the same as the one in Securities Registration Statement of he Fund.]

IV. REFERENCE INFORMATION
The following documents in relation to the Fund were filed with the Director of Kanto
Local Finance Bureau of the Ministry of Finance of Japan, with respect to the Fund's accounting period from July 1, 2004 to June 30, 2005.
December 28, 2004	Securities Registration Statement
Annual Securities Report (for the Tenth Fiscal Year)
Extraordinary Report

March 31, 2005:	Semi-annual Report (during the Eleventh Fiscal Year)
Amendment to Securities Registration Statement

[MHM, December 28, 2005]

[Translation]

SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: December 28, 2005

Name of the Registrant Trust:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of	Charles E. Porter
Representative Of Trustees:	Executive Vice President, Associate Treasurer and
Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 1,082 million U.S. dollars (JPY 125.2 billion.)

Note : U.S. $ amount is translated into Japanese Yen at the rate of 1 USD=JPY115.75, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31, 2005.

Places where a copy of this Securities Registration Statement is available for Public Inspection

Not applicable.

PART I.		INFORMATION CONCERNING SECURITIES

1.		NAME OF FUND:
PUTNAM EUROPE EQUITY FUND (hereinafter referred to as the "Fund")

2.		NATURE OF FOREIGN INVESTMENT FUND SECURITIES CERTIFICATES:
Six classes of shares (Class A shares, Class B shares, Class C shares, Class M shares, Class R shares and Class Y shares) being all registered without par value. In Japan, Class M shares (all hereinafter referred to as the "Shares") are for public offering. No rating has been acquired.
The Shares are additional offering type.

3.		TOTAL AMOUNT OF OFFERING PRICE:
Up to 1,082 million U.S. Dollars (JPY 125.2 billion).

	Note 1:	Dollar amount is translated, for convenience, at the rate of $1.00= JPY 115.75 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31,
2005). The same applies hereinafter.

	Note 2:	In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, simply multiplying the corresponding amount makes translation into yen by the conversion rate specified and rounding up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

4.		ISSUE PRICE:
The Net Asset Value per Share is calculated the day after the application for purchase is received by the Fund. Investors can inquire of SMBC Friend Securities Co., Ltd. described in
8 below about the issue price.

5.		SALES CHARGE:
Class M Shares:
Sales charge (in Japan) is 3.675% (3.50% without a consumption tax) of the net asset value.
	Note:	0.50% of the amount calculated by dividing the net asset value by (1-0.035) and rounding to three decimal places will be retained by Putnam Retail Management
Limited Partnership.

6.		MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:
The minimum amount for purchase of Shares is 100 Shares. Shares may be purchased in integral multiples of 10 Shares.

7.	PERIOD OF SUBSCRIPTION:
From December 29, 2005 (Thursday) to December 28, 2006 (Thursday)
provided that the subscription is handled only on a day that is both a Fund Business Day and a business day when securities companies are open for business in Japan.

Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

8.	PLACE OF SUBSCRIPTION:
SMBC Friend Securities Co., Ltd. (hereinafter referred to as "SMBC Friend" or the
"Distributor")
7-12, Nihonbashi-kabutocho, Chuo-ku, Tokyo

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

9.	DATE OF PAYMENT:
Investors shall pay the Issue Price and Sales Charge to SMBC Friend within 4 business days in
Japan from the day when SMBC Friend confirms the execution of the order (the "Trade Day").
The total issue price for each Application Day will be transferred by SMBC Friend to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 4 Fund
Business Days (hereinafter referred to as "Payment Date") from (and including) the
Application Day.

10.	PLACE OF PAYMENT:
SMBC Friend

11.	MATTERS REGARDING TRANSFER AGENT:
Not applicable.

12.	MISCELLANEOUS:
(A)	DEPOSIT FOR SUBSCRIPTION:
None

(B)	Method of Subscription:
Investors who subscribe to Shares shall enter into an agreement with a Sales Handling
Company concerning transactions of foreign securities. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account and

other prescribed contracts (the "Contracts"), and the investors shall submit to the Sales Handling Company an application requesting the opening of a transactions account under the Contracts. The subscription amount shall be paid in yen in principle and the yen exchange rate shall be the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription, which shall be determined by such Sales Handling Company.

SMBC Friend shall pay the subscription amount in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund on the Payment Date.

(C) PERFORMANCE INFORMATION

The following information provides some indication of the Fund’s risks. The chart shows year-to-year changes in the performance of one of the Fund’s classes of shares, class M shares. The table following the chart compares the Fund’s performance to that of a broad measure of market performance. Of course, the Fund’s past performance is not an indication of future performance.

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 21.59% (quarter ending 12/31/99) and the lowest return for a quarter was -23.51% (quarter ending 9/30/02).

Average Annual Total Returns (for periods ending 12/31/04)

	Past 1 year	Past 5 years	Past 10 years

Class M	13.67%	-2.99%	8.82%

Morgan Stanley	20.88%	0.06%	10.54%
Capital International
(MSCI) Europe Index

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charge of 3.50% . The Fund's performance is compared to the Morgan Stanley Capital International (MSCI) Europe Index, an unmanaged index of Western European equity securities.

(D)	FEES AND EXPENSES
	This table summarizes the fees and expenses you may pay if you invest in the Fund.
	Expenses are based on the Fund’s last fiscal year.

	Shareholder Fees (fees paid directly from investor’s investment)

						Class M Shares

	Maximum Sales Charge (Load) Imposed on Purchases					3.50%
	(as a percentage of the offering price)

	Maximum Deferred Sales Charge (Load) (as a percentage of the					NONE*
	original purchase price or redemption proceeds, whichever is lower)

	Maximum Redemption Fee ** (as a percentage of total redemption					2.00%
	proceeds)

	* A deferred sales charge of 0.65% on class M shares may be imposed on certain redemptions of shares bought
	without an initial sales charge.
	** A 2.00% redemption fee (also referred to as a “short-term trading fee”) may apply to any shares that are
	redeemed (either by selling or exchanging into another fund) within 5 days of purchase, and a 1.00% short-term
	trading fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 6
	to 90 days of purchase. (Redemption fees will not apply to redemptions from omnibus accounts in which
	Japanese shareholders invest.)

	Annual Fund Operating Expenses + <>
	(expenses that are deducted from fund assets)

		Management	Distribution	Other	Total Annual
		Fees	(12b-1) Fees	Expenses	Fund Operating
					Expenses

	Class M	0.79%	0.75%	0.45%	1.99%

+ See the section “PART IV., I., 5.” of the SRS for a discussion of regulatory matters and litigation.

<> Does not reflect the waiver of certain fund expenses by Putnam Management through December 31, 2004. Had such waivers been reflected, the Fund’s expenses as a percentage of net assets would have been 0.05% lower.

(E) EXAMPLE

This example translates the expenses shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that an investor invests $10,000 in the Fund for the time periods shown and then redeems all shares at the end of those periods. It also assumes a 5.00% return on an investor’s investment each year and that the Fund’s operating expenses remain the same. The example is hypothetical; actual costs and returns may be higher or lower.

	1 year	3 years	5 years	10 years

Class M	$520	$929	$1,363	$2,566

(F)	Offerings other than in Japan:
Shares are simultaneously offered in the United States of America.

(G)	OUTLINE OF UNDERWRITING, ETC.:
	1	SMBC Friend undertakes to make a public offering of Shares in accordance with an agreement dated June 22, 1998 with Putnam Retail Management Limited Partnership in connection with the sale of the Shares in Japan.
	2	SMBC Friend will execute or forward purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (each hereinafter referred to as a "Sales Handling Company") to the Fund.

	Note:	A "Sales Handling Company" means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

	3	The Fund has appointed SMBC Friend as the Agent Company in Japan.

	Note:	The "Agent Company" shall mean the company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities
Dealers Association ("JSDA") or other Sales Handling Companies rendering other services.

PART II.		INFORMATION CONCERNING FUND
I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
(A)	Objectives and Basic Nature of the Fund:
GOAL
The Fund seeks capital appreciation.
MAIN INVESTMENT STRATEGIES- EUROPEAN STOCKS
We invest mainly in common stocks of European companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a lower value than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 85% of the Fund’s net assets in European companies and at least 80% of the Fund’s net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing
(also known as emerging) markets, such as those in Eastern Europe.
LIMITATION TO THE AMOUNT OF THE TRUST MONEY
No limitation is set to the amount of the trust money.

(C)	Structure of the Fund:
	(1)	Affiliated Companies of the Fund:
Names of the affiliated companies of the Fund and their roles in the operation of the
Fund are as follows:
		a.	Putnam Investment Management, LLC (the "Investment Management
Company") renders investment management services to the Fund.
		b.	Putnam Investments Limited (the “Sub-Investment Management Company”)
manages a separate portion of the assets of the Fund as determined by the Investment
Management Company from time to time. Subject to the supervision of the Investment
Management Company, the Sub-Investment Management Company is responsible for making investment decisions for the portion of the assets of the Fund that it manages.
		c.	Putnam Fiduciary Trust Company (the "Custodian" and the “Investor Servicing
Agent”) acts as Custodian and Investor Servicing Agent.
		d.	Putnam Retail Management Limited Partnership (the "Principal Underwriter")
engages in providing marketing services to the Fund.

e. SMBC Friend Securities Co., Ltd. ("Distributor in Japan" and "Agent Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent company.

- 12 -

Related Companies of the Fund

Fund
Putnam Europe Equity Fund
Trustees
(Agreement and Declaration of Trust)
Investor Servicing Agreement
Distribution Agreement
Custodian Agreement
Principal Underwriter
Putnam Retail Management Limited Partnership
(acts as distributor)
Custodian Investor Servicing Agent
Putnam Fiduciary Trust Company
(acts as custodian and investor servicing agent of the Fund)
Japan Dealer Sales Agreement
Agent Company Agreement
Management Contract
Investment Management Company
Putnam Investment Management, LLC
(acts as investment manager of the Fund and investment adviser concerning the Fund's assets)
Distributor in Japan Agent Company
SMBC Friend Securities Co., Ltd.
(forwarding of sales in Japan and rendering of service as agent company)
Sub-Management Contract
Sub-Investment Management Company
Putnam Investments Limited
(acts as investment adviser for a portion of the Fund's assets)

(2)	Outline of Agreements concluded between related parties of the Fund

Role in Operation		Related Party			Agreement	Outline
of Fund

Investment		Putnam Investment			Management Contract	An agreement concluded on October 21,
Management		Management, LLC			(Note 1)	1996, on Investment Management
Company						Company's acting as investment manager
of the Fund and as investment adviser
concerning the Fund's assets

Sub-Investment		Putnam Investments			Sub-Management	An agreement concluded on July 15, 2004
Management		Limited			Contract	and amended on September 13, 2004 on
Company					(Note 2)	Sub-Investment Company’s acting as
sub-investment manager for a portion of
the Fund’s assets.

Custodian	and	Putnam Fiduciary Trust			Custodian Agreement	An agreement concluded May 1, 1991, as
Investor Servicing		Company			and Investor	amended June 1, 2001, on Custodian's and
Agent					Servicing Agreement	Investor Servicing Agent's acting as
					(Notes 3 and 4)	custodian of the Fund's assets and an
agreement concluded January 1, 2005, on
Custodian’s and Investor Servicing
Agent’s acting as investor servicing agent
of the Fund.

Principal		Putnam		Retail	Distribution	An agreement concluded on November
Underwriter		Management		Limited	Agreement	28, 1994, on Distribution plan of Class M
		Partnership				shares

Agent Company		SMBC	Friend	Securities	Agent Company	An agreement concluded June 5, 1998, on
		Co., Ltd.			Agreement (Note 5)	Agent Company's rendering of service as
agent company in Japan

Distributor in Japan		SMBC	Friend	Securities	Japan Dealer Sales	An agreement concluded June 22, 1998,
		Co., Ltd.			Agreement (Note 6)	on Distributor's sale of shares of the Fund
in Japan

(Note 1) Management Contract is an agreement by which Investment Management Company agrees to provide investment management services of Fund and investment advisory services of Fund’s assets.
(Note 2) Sub-Management Contract is an agreement by which Sub-Investment Management Company agrees to provide investment advisory services for a portion of the Fund’s assets as determined from time to time by Investment Management Company.
(Note 3) Custodian Agreement is an agreement by which Custodian agrees to provide custody services of Fund’s assets.
(Note 4) Investor Servicing Agreement is an agreement by which the Investor Servicing Agent agrees to provide investor servicing agent functions to the Fund.
(Note 5) Agent Company Agreement is an agreement by which Agent Company, appointed by Fund, agrees to distribute prospectuses relating to Shares, to make public the daily net asset value per Share and to distribute management reports and other documents required to be prepared in accordance with the applicable laws and regulations of Japan and/or the Rules of the Japan Securities Dealers Association,
etc.
(Note 6) Japan Dealer Sales Agreement is an agreement by which Distributor in Japan agrees to sell Shares delivered by Principal Underwriter for the purpose of public offering in Japan in accordance with the provisions of the applicable laws and regulations of Japan and the prospectus in Japan.

(3)	Outline of the Fund
1.	Fund
a.	Law of Place of Incorporation
The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on
November 10, 1988.
Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
The Fund is an open-end, diversified management company under the Investment
Company Act of 1940.
b.	Purpose of the Fund
The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial nature.
c.	History of the Fund
Organization of the Fund as a Massachusetts business trust.
	Adoption of the Agreement and Declaration of Trust.	November 10, 1988:
Adoption of the Amended and Restated Agreement
	and Declaration of Trust	July 13, 1990
Adoption of the Amended and Restated Agreement
	and Declaration of Trust	April 30, 2003
d.	Amount of Capital Stock

Not applicable.
e.	Information Concerning Major Shareholders
Not applicable.

2.	Putnam Investment Management, LLC (Investment Management Company)
a.	Law of Place of Incorporation
Putnam is a limited liability company organized under the law of the State of
Delaware. Its investment advisory business is regulated under the Investment Advisers Act of
1940.
Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act generally may not conduct their business unless they are registered with the SEC.

b.	Purpose of the Company
The Investment Management Company’s sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

c.	History of the Company
The Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the Fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $125.46 billion in an aggregate net asset value in nearly 11 million shareholder accounts as of October 31, 2005. An affiliate, The Putnam
Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam
Investments Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides

	investment advice to institutional clients under its banking and fiduciary powers as well as
	shareholder and custody services to the Putnam Funds.
		Total assets under management of Putnam entities, including assets managed for
	mutual funds and other clients are over $186.55 billion as of the end of the October 2005.
		Putnam Investment Management, LLC, Putnam Retail Management Limited
	Partnership, Putnam Investments Limited and Putnam Fiduciary Trust Company are
	subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston,
	Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh
	& McLennan Companies, Inc., a publicly-owned holding company whose principal businesses
	are international insurance and reinsurance brokerage, employee benefit consulting and
	investment management.

d.	Amount of Capital Stock
(1)	Amount of Member’s Equity
	1.	Amount of member’s equity (as of the end of October, 2005):
	$77,356,109
	2.	Record of Amount of Member’s equity (for the latest 5 years):

	Year	Member’s Equity
	End of 2000	$209,635,521
	End of 2001	$170,497,323
	End of 2002	$138,739,094
	End of 2003	$144,486,036
	End of 2004+	-$9,155,466

	+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory
		settlements. This, along with net intercompany transactions with the Parent and its
		affiliates resulted in the decrease. Net income for the year ended December 31, 2004
		was $89,819,256. This was offset by $243,460,758 of net intercompany transactions,
		which are factored as a reduction of Members’ Equity.

e.	Information Concerning Major Stockholders
		As of October 31, 2005, all the outstanding interests of Investment Management
	Company were owned by Putnam, LLC. See subsection c. above.

2.	INVESTMENT POLICY
(A)	Basic Policy for Investment:
Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the Fund’s goal by investing mainly in stocks issued by European companies. To determine whether a company is European, we look at the following factors:
where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
(B)	Objectives in which Investment is made:
The Fund will invest mainly in common stocks of European companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a lower value than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, the Fund invests at least 80% of its net assets in equity investments and at least
85% of its net assets in European companies.
(C)	Management Structure of the Fund:
The Investment Management Company is ultimately managed by its managing member. The Sub-Investment Management Company is ultimately managed by its Board of
Directors, which is elected by its shareholders.
The investment performance and portfolio of each Fund is overseen by its Board of
Trustees, a majority of whom are not affiliated with Investment Management Company. The
Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly. The basis for the Trustees’ approval of the Fund’s management contract and the sub-management contract is discussed in the Fund’s annual report to shareholders dated
6/30/05 and filed with the U.S. Securities Exchange Commission.
The Investment Management Company has retained its affiliate, Putnam Investments
Limited ("PIL"), to manage a separate portion of the assets of the Fund as determined by the
Investment Management Company from time to time. Subject to the supervision of the
Investment Management Company, PIL is responsible for making investment decisions for the portion of the assets of the Fund that it manages.
PIL provides a full range of international investment advisory services to institutional and retail clients. PIL's address is Cassini House, 57-59 St James’s Street, London, England,
SW1A 1LD.
In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. The
Investment Management Company is one of the largest managers of equity, high yield and other debt securities in the United States.
Putnam Management is not permitted to consider sales of shares of the Fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.
Putnam Management and PIL's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the International Core Team manage the Fund’s investments. The names of all team members can be found at www.putnam.com.
The team members identified as the Fund’s Portfolio Leader and Portfolio Members
coordinate the team’s coordinate the team’s efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

Portfolio
Leader	Joined Fund	Employer	Positions Over Past Five Years
Heather Arnold	2003	Putnam Investments	Director of European Equities
Limited
2003-Present
		Alternum Capital	Portfolio Manager
Prior to May 2003
		Franklin Templeton	Portfolio Manager
Investments
Prior to June 2001
Portfolio
Members	Joined Fund	Employer	Positions Over Past Five Years
Joshua Byrne	2000	Putnam Management	Co-Chief Investment Officer,
		1992-Present	International Core Team
Previously, Senior Portfolio Manager;
Portfolio Manager
Mark Pollard	2004	Putnam Investments	Chief Investment Officer, European
		Limited	Equities Team
2004-Present
		Jura Capital LLP	Managing Partner
Prior to May 2004
		Lazard Asset Management	Head of European Equities
Prior to Feb. 2002

Other funds managed by the Portfolio Leader and Portfolio Members. As of the Fund’s
fiscal year-end, Joshua Byrne was also a Portfolio Leader of Putnam International Equity
Fund. Mark Pollard was also a Portfolio Member of Putnam International Equity Fund.
Heather Arnold, Joshua Byrne and Mark Pollard may also manage other accounts and variable trust funds managed by Putnam Management or an affiliate.

Changes in the Fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended June 30, 2005, Melissa Reilly left the Fund’s management team. Other individuals who have served as Portfolio Leader of the Fund since May 2002, when Putnam Management introduced this designation, include Mark Pollard (September 2004 to January 2005), and
Omid Kamshad (May 2002 to October 2003).

Fund ownership. The following table shows the dollar ranges of shares of the Fund owned by the professionals listed above at the end of the Fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Investment in the Fund by Putnam employees and the Trustees. As of June 30, 2005, all of the 12 Trustees of the Putnam funds owned Fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by Putnam employees and the Fund’s Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds
Putnam employees	$2,500,000	$457,000,000
Trustees	$161,000	$49,000,000

The following table shows how much the members of Putnam’s Executive Board have invested in the Fund (in dollar ranges). Information shown is for June 30, 2005 and June 30, 2004.

(D)	Distribution Policy:
The Fund normally distributes any net investment income and any net realized capital gains annually. Distributions from net investment income, if any, are expected to be small.
Distributions from capital gains are made after applying any available capital loss carryovers.
The payment to Japanese investors may be made, in principle, in accordance with the record date in December each year by SMBC Friend.
(E)	Restrictions on Investment:
Except as otherwise specifically designated, the investment restrictions described in this document are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.
(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain U.S. federal securities laws.
(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.
(4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign (non-U.S.)
exchange contracts and other financial transactions not involving physical commodities.
(5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements or by lending its portfolio securities.
(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value)
would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
(8) Purchase securities (other than securities of the U.S. government) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.
(9) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy.
The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:
(1) The Fund will not invest in (a) securities which are not readily marketable, (b)
securities restricted as to resale (excluding securities determined by the Trustees of the Fund
(or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).
(2) Geographic focus
The Fund normally invests at least 80% of its net assets in equity investments. The
Fund normally invests at least 85% of its net assets in European companies. We consider the following to be European companies:
•companies organized under the laws of a European country,
•companies whose principal office is located in a European country,
•companies whose common stock is traded principally on a securities exchange in
Europe,
•companies that earn 50% or more of their total revenues or profits from business in Europe, or
•companies with 50% or more of their assets located in a European country.
(3) In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan and such standards are required as a condition of such offer for sale, comply with the following standards of selection of the Japan Securities Dealers Association:
(a) The Fund will not invest more than 15% of its net assets in securities that are not traded on an official exchange or other regulated market, including, without limitation, the National
Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by Putnam Investment Management, LLC, the Fund’s investment manager (“Putnam Management”), to be liquid and for which a market price
(including a dealer quotation) is generally obtainable or determinable):
(b) The Fund will not borrow money in excess of 10% of the value of its total assets;
(c) The Fund will not make short sales of securities in excess of the Fund’s net asset value;
and
(d) The Fund will not, together with other mutual funds managed by Putnam Management, acquire more than 50% of the outstanding voting securities of any issuer.
If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the

Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

All percentage limitations on investments (other than pursuant to non-fundamental restriction #1) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3.	INVESTMENT RISKS
(A)	INVESTMENT RISKS:
MAIN RISKS
The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:
	-	The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.
	-	The risks of investing mostly in one geographic region. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting European investments is significantly greater than it would be for a more geographically diversified fund, and may result in greater losses and volatility. As a result of the Fund’s geographic focus, we may also at times invest in fewer issuers than a fund that invests more broadly.
	-	The risk that the stock price of one or more of the companies in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.
	-	The risk that movements in financial markets will adversely affect the price of the
Fund’s investments, regardless of how well the companies in which we invest perform.
Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance
Corporation or any other government agency.

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the Fund's goal by investing mainly in stocks issued by European companies. To determine whether a company is European, we look at the following factors:
where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the Fund's main investment strategies follows.

Common stocks

Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services.
A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

Non-U.S. investments
Non-U.S. investments involve certain special risks, including:
-	Unfavorable changes in currency exchange rates: Non-U.S. investments are typically issued and traded in non-U.S. currencies. As a result, their values may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar.
-	Political and economic developments: Non-U.S. investments may be subject to the risks of seizure by a non-U.S. government, imposition of restrictions on the exchange or export of non-U.S. currency, and tax increases.
-	Unreliable or untimely information: There may be less information publicly available about a non-U.S. company than about most U.S. companies, and non-U.S. companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.
-	Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.
-	Limited markets: Certain non-U.S. investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these non-U.S. investments at desirable prices. For the same reason, we may at times find it difficult to value the Fund's non-U.S. investments.
-	Trading practices: Brokerage commissions and other fees are generally higher for
non-U.S. investments than for U.S. investments. The procedures and rules governing
non-U.S. transactions and custody may also involve delays in payment, delivery or recovery of money or investments.
-	Lower yield: Common stocks of non-U.S. companies have historically offered lower dividends than stocks of comparable U.S. companies. Non-U.S. withholding taxes may further reduce the amount of income available to distribute to shareholders of the
Fund.
The risks of non-U.S. investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.
Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in non-U.S. currencies, investments in U.S. companies that are traded in
non-U.S. markets or investments in U.S. companies that have significant non-U.S. operations.
Special U.S. tax considerations may apply to the Fund's non-U.S. investments.

Geographic focus
Developments in European economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. This risk may be heightened by efforts of the member countries of the European
Union to continue to unify their economic and monetary policies, which may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Derivatives
We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.
Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.
Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from our potential inability to terminate or sell derivatives positions.
A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments (those investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Other investments
In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt securities, which may be subject to other risks.

Alternative strategies
Under normal market conditions, we keep the Fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the
Fund from achieving its goal.

Changes in policies
The Fund’s Trustees may change the Fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Portfolio transactions and portfolio turnover rate
Transactions on stock exchanges, commodities markets and futures markets involve the payment by the Fund of brokerage commissions. The Fund paid $1,053,402 in brokerage commissions during the 2005 fiscal year, representing 0.19% of the Fund's average net assets.
Of this amount, $277,488, representing 0.05% of the Fund’s average net assets, was paid to brokers who also provided research services.

Although brokerage commissions and other portfolio transaction costs are not reflected in the Fund's Total Annual Fund Operating Expenses ratio (as shown in the Annual Fund
Operating Expenses table in the section "Fees and expenses"), they are reflected in the Fund's total return. Combining the brokerage commissions paid by the Fund during the last fiscal year
(as a percentage of the Fund's average net assets) with the Fund's Total Annual Fund Operating
Expenses ratio for class M shares results in a "combined cost ratio" of 2.18% of the Fund's average net assets for class M shares for the last fiscal year.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by the Fund for principal transactions
(transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is the Fund's portfolio turnover rate, which measures how frequently the Fund buys and sells investments. During the past five years, the
Fund's fiscal year portfolio turnover rate and the average turnover rate for the Fund's Lipper category were as follows:

Turnover		2005		2004		2003	2002	2001
Comparison
Putnam Europe	56%		82%			80%	77%	89%
Equity Fund
Lipper	75%		75%			114%	147%	369%
European
Region Funds
Average*

* Average portfolio turnover rate of front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio turnover rate to the
Lipper average. Comparative data for the last fiscal year is based on information available as of June 30, 2005.

Both the Fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance and, for investors in taxable accounts, increased taxes.
Putnam Management is not permitted to consider sales of shares of the Fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

(B)	MANAGEMENT STRUCTURE FOR INVESTMENT RISKS:
The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place to actively manage those risks.

4.	FEES AND TAX
(A)	Sales Charge:
Class M Shares:
Sales charge (in Japan) is 3.675% (3.50% without a consumption tax) of the net asset value.
Note: 0.50% of the amount calculated by dividing the net asset value by (1-0.035) and rounding to three decimal places will be retained by Putnam Retail Management Limited
Partnership.
Note: A consumption tax shall be added to the sales charge.
(B)	Repurchase Charge:
Repurchase requests in Japan may be made to Investor Servicing Agent through the
Sales Handling Company on a Fund Business Day that is a business day of the distributor in
Japan without a contingent deferred sales charge.
(C)	Management Fee, etc.:

(1) Management Fee:
(a) Management and Agent Company Fees
Under a Management Contract dated October 21, 1996, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next
$500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next
$5 billion, 0.54% of the next $5 billion, and 0.53% of any excess thereafter.
For the fiscal year ending on June 30, 2005, 2004, and 2003, the Fund paid
$4,116,546, $4,883,420, and $5,518,907, respectively, as a management fee. In order to limit expenses, Putnam Management agreed, for the period January 28, 2004 to December 31, 2004, to limit its compensation (and to the extent necessary, bear other expenses) to the extent that expenses of the Fund (exclusive of brokerage, interest, taxes and extraordinary expenses)
exceeded as a percentage of net assets 1.90% for the Fund’s class M shares, which represented expenses on September 30, 2003 as a percentage of the Fund’s average net assets on that date.
For purposes of determining any such limitation on Putnam Management’s compensation, expenses of the Fund did not reflect the application of commissions or cash management credits that reduced designated Fund expenses. For the fiscal year ending on June 30, 2005,
$272,034 of the Fund’s management fee was waived in accordance with the expense limitation, and $7,428 of the Fund’s management fee was waived in connection with investments in Putnam Prime Money Market Fund. Without such expense limitation and waivers, the management fee for this period would have been $4,396,008. The Fund paid
Putnam Management a management fee (after applicable waivers) of 0.74% of average net assets for the Fund’s last fiscal year.
(b) Sub-Investment Management Company Fee
Investment Management Company (and not the Fund) pays a quarterly sub-management fee to
Sub-Investment Management Company for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of the assets of the Fund that may be managed by Sub-Investment Management Company from time to time.
(c) Custodian Fee and Charges of the Investor Servicing Agent
Putnam Fiduciary Trust Company, the Fund's Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the
Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.
The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust
Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.
For the fiscal year ending on June 30, 2005, the Fund paid $2,129,061 as a custodian fee and investor servicing agent fee.
(d) Fees under Class M Distribution Plan
The Class M distribution plan provides for payments by the Fund to Putnam Retail
Management Limited Partnership at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.75% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment.
Payments under the plan are intended to compensate Putnam Retail Management
Limited Partnership for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including payments to dealers mentioned below. Payments to dealers are subject to the continuation of the Class M distribution plan and the terms of an agreement between SMBC Friend and Putnam Retail Management Limited Partnership
The payments to dealers are based on the average net asset value of Class M shares attributable to shareholders for whom SMBC Friend and other dealers are designated as the dealer of record. Putnam Retail Management Limited Partnership makes quarterly payments to dealers (including SMBC Friend) at the annual rate of 0.25% of the average net asset value of Class M shares.
Putnam Retail Management Limited Partnership also pays to SMBC Friend and other dealers, as additional compensation with respect to the sale of Class M shares, 0.65% of such average net asset value of Class M shares.
For the fiscal year ending on June 30, 2005, the Fund paid fees under the distribution plan of $131,266 for Class M shares.
(D)	Other Expenses:
The Fund pays all expenses not assumed by the Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimbursed the Investment Management Company for administrative services during fiscal 2005, including for compensation and related expenses of certain Fund officers and their staff. The total reimbursement is determined annually by the Trustees and was $30,705 for fiscal 2005.
The Trustees are responsible for generally overseeing the conduct of Fund business.
Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund's other affairs and business.

The table below shows the value of each Trustee's holdings in the Fund and in all of the
Putnam Funds as of December 31, 2004.
Name of Trustee	Dollar range of Putnam	Aggregate dollar range of shares
	Europe Equity Fund shares	held in all of the Putnam funds
	owned	overseen by Trustee
Jameson A. Baxter	$10,001-$50,000	over $100,000
Charles B. Curtis	$1-$10,000	over $100,000
Myra R. Drucker	$1-$10,000	$50,001-$100,000
John A. Hill	$10,001-$50,000	over $100,000
Paul L. Joskow	$10,001-$50,000	over $100,000
Elizabeth T. Kennan	$1-$10,000	over $100,000
John H. Mullin, III	$10,001-$50,000	over $100,000
Robert E. Patterson	$10,001-$50,000	over $100,000
W. Thomas Stephens	$1-$10,000	over $100,000
Richard B. Worley	$1-$10,000	over $100,000
*Charles E. Haldeman, Jr.	$10,001-$50,000	over $100,000
*George Putnam, III	$10,001-$50,000	over $100,000

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of
1940) of the Fund, Putnam Management, Putnam Retail Management Limited Partnership ("Putnam Retail
Management") or Marsh & McLennan Companies, Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed "interested persons" by virtue of their positions as officers of the Fund, Putnam Management or Putnam Retail Management or shareholders of Marsh &
McLennan Companies, Inc. Mr. Haldeman is the President and Chief Executive Officer of Putnam Investments.
Mr. Putnam is the President of the Fund and each of the other Putnam funds. The balance of the Trustees are not
"interested persons."

Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees’ meeting attended for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees are also reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services. Mr. Putnam also receives the foregoing fees for his services as Trustee.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting.

The Committees of the Board of Trustees, and the number of times each committee met during the Fund’s fiscal year, are shown in the table below.

Audit and Pricing Committee	20

Board Policy and Nominating Committee	9

Brokerage and Custody Committee	6

Communication, Service and Marketing Committee	10

Contract Committee	15

Distributions Committee	6

Executive Committee	1

Investment Oversight Committees	32

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2005 and the fees paid to each Trustee by all of the Putnam funds during calendar 2004:

	COMPENSATION TABLE

	Aggregate	Pension or retirement	Estimated annual	Total compensation
Trustees/Year	compensation from	benefits accrued as	benefits from all Putnam funds upon	from all Putnam
	the Fund(1)	part of Fund expenses	retirement(2)	funds(3)(4)

Jameson A.	$1,629	$508	$100,000	$218,950
Baxter/1994(5)

Charles B. Curtis/2001	$1,901	$867	$100,000	$244,250

Myra R.	$1,005	n/a	n/a	$33,780
Drucker/2004(6)

Charles E. Haldeman,	$0	$0	n/a	$0
Jr./2004(6)

John A.	$3,011	$661	$200,000	$458,626
Hill/1985(5)(7)

Ronald J.	$1,702	$555	$100,000	$224,000
Jackson/1996(5)(8)

Paul L.	$2,232	$490	$100,000	$294,500
Joskow/1997(5)(7)

Elizabeth T.	$1,661	$660	$100,000	$221,500
Kennan/1992

John H. Mullin,	$1,616	$584	$100,000	$216,200
III/1997(5)

Robert E.	$1,613	$357	$100,000	$217,750
Patterson/1984

George Putnam,	$1,940	$313	$125,000	$262,500
III/1984(7)

W. Thomas	$1,686	$567	$100,000	$228,250
Stephens/1997(5)

Richard B.	$990	n/a	n/a	$33,780
Worley/2004(6)

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2004.
(3) As of December 31, 2004, there were 110 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(4) Includes amounts (ranging from approximately $5,000 to $90,000 per Trustee) for which the Putnam funds were reimbursed by Putnam Management for special Board and committee meetings and additional time spent on behalf of the
Putnam funds in connection with certain regulatory and investigatory matters.

(5) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of June
30, 2005, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $7,926; Mr. Hill - $29,716; Mr. Jackson - $15,152; Mr. Joskow - $9,354; Mr. Mullin -

$9,063; and Mr. Stephens - $1,734.
(6) Ms. Drucker and Messrs. Haldeman and Worley were elected to the Board of Trustees on November 11, 2004.
(7) Includes additional compensation to Messrs. Hill, Putnam and Dr. Joskow for service as Chairman of the Trustees,
President of the Funds and Chairman of the Audit and Pricing Committee, respectively.
(8) Mr. Jackson retired from the Board of Trustees of the Putnam funds on June 10, 2005.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of Fund securities. Putnam Management is not permitted to consider sales of shares of the Fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. During fiscal 2005, 2004 and 2003 the Fund paid $1,053,402, $2,076,687, and $2,469,336 in brokerage commissions, respectively. The decrease in brokerage commissions paid during the 2005 fiscal year period relative to fiscal 2004 and 2003 is attributable to the decrease in volume of transactions. During fiscal 2005 the Fund paid $277,488 to brokers who also provided research services to Investment Management Company and its affiliates. At the end of fiscal 2005, the Fund held securities valued at $3,774,805 of Credit Suisse Group, one of the Fund’s regular broker-dealers.

The Fund has entered into an arrangement with Putnam Fiduciary Trust Company whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. The Fund also reduced expenses through brokerage service arrangements. For the fiscal year ending June 30, 2005, before the above noted expense reductions, the Fund's total other expenses were $3,473,272 (including payments under its distribution plan but excluding Management Fees, investor servicing agent expenses and custodian expenses.)
(E)	Tax Treatment of Shareholders in Japan:
As of the filing date of this document, the tax treatment of Shareholders in Japan shall be as follows:
(1) Distributions to be made by the Fund will be treated as distributions made by a publicly offered, domestic share investment trust.
(2) Distributions (including differences (in terms of the fund’s currency) between the redemption amount and the amount equal to capital of the Fund (Hereinafter the same shall apply)) to be paid to individual unithholders until 31st March, 2008, will be subject to 10% withholding tax in Japan (i.e. 7% income tax and 3% local tax)(on and after 1st April, 2008, 20% (15% income tax and 5% local tax). Irrespective of the amount of distributions, unitholders may select either a non-tax reporting method or overall tax treatment under which distributions will be treated by distribution income by making a tax report. In the case of non-tax reporting method, there will be no additional tax to be levied other than the withholding tax.
(3) In the case of corporations (excluding public corporation, etc.), only 7% income tax will be withheld (on and after 1st April, 2008, only 15% income tax will be withheld). The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.
(4) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty that recently entered into force. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.” Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.
(5) When individual unitholders transfer their units or request repurchase of their units, tax will be levied as follows:
a) An amount (Yen amount) of transfer of the units, minus an acquisition cost (Yen amount)
of the unitholder, will be treated as transfer income of shares, etc. and such amount will be subject to separate tax by tax application at the rate of 10% (7% income tax and 3% local tax)
until 31st December, 2007 (on and after 1st January, 2008, 20% (15% income tax and 5%
local tax). If there is a profit or loss, such profit or loss may be set off by transfer profit or loss of shares, etc.
b) Units may be handled in a "Specific Account."
(6) In certain case, for distributions and consideration of transfer and repurchase, a report of payments will be filed with the chief of the tax office.

This Fund will be treated as a publicly offered, foreign share fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

To ensure compliance with requirements imposed by the United States Internal Revenue
Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

5.	STATUS OF INVESTMENT FUND
(A)	Diversification of Investment Portfolio

			(As of the end of October 2005)

				Investment
Types of Assets	Name of Country		Total USD	Ratio (%)

Common Stock	United Kingdom		$94,302,578	18.39
	France		88,458,049	17.25
	Switzerland		72,088,217	14.06
	Germany		60,148,894	11.73
	Netherlands		47,463,260	9.25
	Belgium		40,582,619	7.91
	Sweden		33,270,279	6.49
	Finland		16,496,066	3.22
	Spain		16,252,681	3.17
	Norway		10,745,190	2.10
	Ireland		9,363,688	1.83
	Denmark		9,185,774	1.79
	Italy		7,720,993	1.51

Sub-total			$506,078,288	98.68

Cash, Deposit and Other
Assets (After deduction of liabilities)			6,793,884	1.32

Total			$512,872,172	100.00
(Net Asset Value)		JPY	59,364,953,909

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(2) Investment Assets

(A) Names of Major Portfolio

(As of the end of September,
2005)

					Quantity		U.S. Dollar			Invest-

		Name of			(Number of	Acquisition Cost		Current Value		ment

	Name of Issue				Shares)	per		per		Ratio
No.		Country	Industry			Share	Total	Share	Total	(%)

1.									4.60
	Royal Dutch Shell PLC Class A	Netherlands	Oil & Gas	746,364	26.64	19,879,734	33.12	24,715,907

2.									4.12
	Vodafone Group PLC	United Kingdom	Telecommunications	8,501,026	1.74	14,786,433	2.61	22,180,261

3.									3.50
	Novartis AG	Switzerland	Pharmaceuticals	369,602	42.33	15,644,989	50.93	18,825,643

4.									2.98
	BASF AG	Germany	Chemicals	212,300	63.90	13,566,191	75.46	16,021,071

							139.5
5.									2.91
	Roche Holding AG	Switzerland	Pharmaceuticals	112,001	91.65	10,264,647	0	15,624,005

6.									2.82
	Credit Suisse Group	Switzerland	Investment Banking/Brokerage	341,188	39.94	13,627,368	44.46	15,168,029

							171.0
7.									2.67
	Zurich Financial Services AG	Switzerland	Insurance	83,836	167.48	14,040,800	8	14,342,337

8.									2.40
	Vivendi Universal SA	France	Conglomerates	393,806	25.18	9,917,063	32.74	12,893,752

							273.7
9.									2.36
	Total SA	France	Oil & Gas	46,371	161.34	7,481,533	7	12,694,945

10.									2.32
	KBC Groupe SA	Belgium	Banking	153,485	85.93	13,189,431	81.25	12,470,764

11.									2.29
	Veolia Environnement	France	Water Utilities	290,918	26.98	7,848,415	42.33	12,313,135

12.									2.25
	Tesco PLC	United Kingdom	Retail	2,210,517	5.28	11,680,520	5.47	12,102,018

13.									2.24
	Repsol YPF SA	Spain	Oil & Gas	371,425	31.07	11,541,332	32.50	12,071,417

14.									2.16
	Nokia OYJ	Finland	Communications Equipment	690,850	16.53	11,417,207	16.80	11,609,506

15.									2.04
	GlaxoSmithKline PLC	United Kingdom	Pharmaceuticals	430,165	24.80	10,670,024	25.51	10,972,450

16.	Hypo Real Estate Holding	Germany	Banking	214,047	43.04		50.87		2.02

						9,212,092		10,889,020
17.									1.99
	France Telecom SA	France	Telecommunications	372,253	24.18	9,002,362	28.79	10,716,174
18.									1.90
	BNP Paribas SA	France	Banking	133,664	44.73	5,978,749	76.25	10,191,596
19.									1.88
	Reckitt Benckiser PLC	United Kingdom	Consumer Goods	330,855	24.35	8,054,854	30.55	10,107,257
20.									1.85
	Assa Abloy AB Class B	Sweden	Building Materials	700,600	14.63	10,250,556	14.17	9,927,879
21.									1.78
	InBev NV	Belgium	Beverage	241,925	35.56	8,601,753	39.67	9,597,892
22.									1.78
	Siemens AG	Germany	Electrical Equipment	123,580	80.20	9,910,784	77.33	9,556,791
23.									1.74
	Barclays PLC	United Kingdom	Banking	924,218	10.61	9,803,091	10.14	9,367,686
24.									1.71
	TDC A/S	Denmark	Telephone	170,600	42.95	7,326,483	53.97	9,207,019
25.									1.65
	Credit Agricole SA	France	Banking	301,213	25.84	7,784,151	29.41	8,859,939
26.									1.62
	Renault SA	France	Automotive	91,905	72.70	6,681,183	94.99	8,730,368
27.									1.61
	Mediaset SpA	Italy	Broadcasting	731,227	10.91	7,977,061	11.87	8,678,310
28.									1.57
	Mobistar SA	Belgium	Telecommunications	102,696	79.69	8,183,950	82.46	8,467,922
29.									1.56
	Nordea AB	Sweden	Banking	834,500	6.30	5,257,147	10.03	8,369,515
30.									1.54
	ING Groep NV	Netherlands	Insurance	277,733	20.36	5,654,486	29.87	8,296,521

(B) Investment Real Estate
Not applicable
(C) Other Major Investment Assets
Not applicable

(C)	Results of Past Operations

(1)	Record of Changes in Net Assets (Class M Shares)
Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of October 2005 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2nd Fiscal Year	4,047	468	15.86	1,836
(June 30, 1996)

3rd Fiscal Year	15,811	1,830	18.85	2,182
(June 30, 1997)

4th Fiscal Year	42,614	4,933	23.51	2,721
(June 30, 1998)

5th Fiscal Year	97,950	11,338	21.48	2,486
(June 30, 1999)

6th Fiscal Year	79,416	9,192	26.50	3,067
(June 30, 2000)

7th Fiscal Year	54,103	6,262	18.39	2,129
(June 30, 2001)

8th Fiscal Year	34,312	3,972	16.46	1,905
(June 30, 2002)

9th Fiscal Year	34,460	3,989	14.68	1,699
(June 30, 2003)

10th Fiscal Year	24,410	2,825	17.84	2,065
(June 30, 2004)

11th Fiscal Year	15,227	1,763	20.61	2,386
(June 30, 2005)

2004 End of November	17,842	2,065	19.98	2,313
December	17,642	2,042	20.81	2,409
2005 End of January	16,828	1,948	20.39	2,360
February	16,953	1,962	21.35	2,471
March	16,278	1,884	20.76	2,403
April	15,598	1,805	20.33	2,353
May	15,415	1,784	20.33	2,353
June	15,227	1,763	20.61	2,386
July	15,119	1,750	21.37	2,474
August	15,001	1,736	21.86	2,530
September	15,043	1,741	22.31	2,582
October	14,191	1,643	21.64	2,505

(2)	Record of Distributions Paid
Class M Shares

Period		Amount of Dividend paid per Share

	Income		Capital Gains

	USD	JPY	USD	YEN

2nd Fiscal Year (7/1/95-6/30/96)	$0.00	-	$0.40	46.30

3rd Fiscal Year (7/1/96-6/30/97)	$0.17	19.68	$1.06	122.70

4th Fiscal Year (7/1/97-6/30/98)	$0.30	34.73	$1.13	130.80

5th Fiscal Year (7/1/98-6/30/99)	$0.20	23.15	$1.00	115.75

6th Fiscal Year (7/1/99-6/30/00)	*$0.00	0.58	$0.04	4.63

7th Fiscal Year (7/1/00-6/30/01)	$0.00	-	$2.14	247.71

8th Fiscal Year (7/1/01-6/30/02)	$0.01	1.16	$0.00	-

9th Fiscal Year (7/1/02-6/30/03)	$0.13	15.05	$0.00	-

10th Fiscal Year (7/1/03-6/30/04)	$0.20	23.15	$0.00	-

11th Fiscal Year (7/1/04-6/30/05)	$0.09	10.42	$0.00	-

*Amount represents less than $0.01 per share.

Note: Record of distribution paid from December 1996 to December 2004 are as follows:

		Dividend		NAV per Share

Ex-dividend Date	USD		Yen	USD

1996 December 20	$1.228		142.14	$16.11
1997 December 19	$1.427		165.18	$18.09
1998 December 18	$1.196		138.44	$20.76
1999 December 17	$0.042		4.86	$25.21
2000 December 20	$2.138		247.47	$21.39
2001 December 20	$0.012		1.39	$16.78
2002 December 20	$0.127		14.70	$13.61
2003 December 18	$0.204		23.61	$17.20
2004 December 21	$0.092		10.65	$20.31

(3)	Record of Changes in Return Rate (Class M Shares)
	Record of changes in Return Rate during the following fiscal years is as follows:

	Period	*Return Rate(%)

	2nd Fiscal Year (7/1/95-6/30/96)	17.28

	3rd Fiscal Year (7/1/96-6/30/97)	27.91

	4th Fiscal Year (7/1/97-6/30/98)	34.56

	5th Fiscal Year (7/1/98-6/30/99)	-3.37

	6th Fiscal Year (7/1/99-6/30/00)	23.58

	7th Fiscal Year (7/1/00-6/30/01)	-23.67

	8th Fiscal Year (7/1/01-6/30/02)	-10.43

	9th Fiscal Year (7/1/02-6/30/03)	-9.98

	10th Fiscal Year (7/1/03-6/30/04)	22.97

	11th Fiscal Year (7/1/04-6/30/05)	16.05

	*Return Rate (%) =[ [ Ending NAV * A] ] / Beginning NAV] - 1
	“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period
	divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.
	Provided that Beginning NAV means net asset value per share at the end of the fiscal year immediately preceding
	the relevant fiscal year, and Ending NAV means net asset value per share at the end of the relevant fiscal year.

6.	OUTLINE OF PROCEDURES, ETC.
[Summarized PART III. "II. PROCEDURES, ETC." is inserted in the Japanese document but omitted in this English translation.]

7.	OUTLINE OF ADMINISTRATION AND MANAGEMENT
[Summarized PART III. "III. MANAGEMENT AND ADMINISTRATION" is inserted in the
Japanese document but omitted in this English translation.]

II.	INFORMATION ON FINANCIAL HIGHLIGHTS
["Financial highlights" on Class M Shares, "Statement of assets and liabilities" and "Statement of operations " along with "Note 1, Significant accounting policies" in "Notes to financial statements" are inserted in the Japanese document but omitted in this English translation.]

III.	SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND
SECURITIES

1.	Transfer of the Shares
The transfer agent for the registered share certificates is Putnam Fiduciary Trust
Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.
The Japanese investors who entrust the custody of their shares to the Distributor or a
Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
No fee is chargeable for the transfer of shares.
2.	The Closing Period of the Shareholders' Book
No provision is made.
3.	There are no annual shareholders' meetings. Special shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the Investment
Company Act of 1940.
4.	No special privilege is granted to Shareholders.
The acquisition of Shares by any person may be restricted.

IV.	ITEMS ON DETAILED INFORMATION ON THE FUND

(1)	The items described in the section of PART III. DETAILED IINFORMATION
CONCERNING THE FUND are as follows:

I.	ADDITIONAL INFORMATION ON THE FUND
1.	History of the Fund
2.	Outline of Laws Regulating the Fund in the Jurisdiction Where Established
3.	Outline of the Supervisory Authority

II.	PROCEDURES, ETC.
1.	Procedures for Subscription (Sales)
2.	Procedures for Repurchase of Units
3.	Conversion (Switching)
4.	Transfer of Units

III.	MANAGEMENT AND ADMINISTRATION
1.	Outline of Management, etc. of Assets
2.	Outline of Disclosure System
3.	Right of Unitholders, Etc.

IV.	FINANCIAL CONDITIONS OF THE FUND
1.	Financial Statements

2.	Current Conditions of the Sub-Fund

V.	RECORD OF SALES AND REPURCHASES

(2)	With respect to the above-mentioned items, there is no item to be described in Prospectus to be delivered, which needs to be delivered to investors prior to or at the same time of sales of shares in accordance with the stipulation of the second item, article 15 of Securities and
Exchange Law.

PART III. DETAILED INFORMATION ON THE FUND
I.	ADDITIONAL INFORMATION ON THE FUND
1.	HISTORY OF THE FUND:
	November 10, 1988:	Organization of the Fund as a Massachusetts business
trust. Adoption of the Agreement and Declaration of
Trust.
	July 13, 1990:	Adoption of the Amended and Restated Agreement and
Declaration of Trust
	April 30, 2003:	Adoption of the Amended and Restated Agreement and
Declaration of Trust

2.	OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE
ESTABLISHED:
(1) Form of the Fund
Putnam Europe Equity Fund is a Massachusetts business trust organized on November
10, 1988. A copy of the Agreement and Declaration of Trust, which is governed by
Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.
Prior to April 30, 2003, the Fund was known as Putnam Europe Growth Fund.
The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into series. Only the
Fund's Class M Shares are currently offered in Japan. Sales charges in the United States may differ. Japanese investors should rely on this Securities Registration Statement, and not any sales literature information provided for use by U.S. investors. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes (and of class M shares offered in Japan and the United States) will vary.

Each share has one vote, with fractional shares voting proportionally. On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to series or classes of shares, except (i) when required by the Investment Company Act of 1940 or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees of the Fund would be elected at least every five years beginning in 2004.

The Fund is a “diversified” investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders’ shares without the shareholder’s permission and send the shareholder the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one, which could apply to both present and future shareholders.

(2) Governing Laws

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the United States
Internal Revenue Code of 1986, as amended.
The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
a.	Massachusetts General Laws, Chapter 182 - Voluntary Associations and
Certain Trusts
Chapter 182 provides in part as follows:
A copy of the declaration of trust must be filed with the Secretary of State of
The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
b.	Investment Company Act of 1940
The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and
Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
c.	Securities Act of 1933
The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
d.	Securities Exchange Act of 1934
The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.
e.	The Internal Revenue Code
The Fund intends to qualify as a "regulated investment company" for United
States federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

	f.	Other laws
The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the
Fund’s shares.

3.	OUTLINE OF THE SUPERVISORY AUTHORITY:
Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
	a.	The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
	b.	State authorities typically have broad authority to regulate the activities of broker, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

II.	PROCEDURES, ETC.
1.	PROCEDURES FOR SUBSCRIPTION (SALES):
a.	Sales in the United States

Investors residing in the U.S. can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing).
The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive their completed buy order before the close of regular trading on the New York Stock Exchange for investors’ shares to be bought at that day's offering price.
Investors residing in the U.S. can buy shares
- Through a financial advisor
Your advisor will be responsible for furnishing all necessary documents to Putnam
Investor Services, and may charge you for his or her services.
- Through systematic investing
Investors can make regular investments of $25 or more per weekly, semi monthly or month through automatic deductions from investors’ bank checking or savings account.
Application forms are available through investor’s advisor or Putnam Investor Services at
1-800-225-1581.
- Subsequent investments via the Internet

If an investor has an existing Putnam fund account and has completed and returned an
Electronic Investment Authorization Form, the investor can buy additional shares online at
www.putnam.com. For more information, an investor can contact advisor or Putnam Investor
Services at 1-800-225-1581.
Investors may also complete an order form and write a check for the amount they wish to invest, payable to the Fund. They should return the check and completed form to Putnam
Investor Services. Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam
Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.
Class M shares
-	Initial sales charge of up to 3.25% (sales charges will differ for shares purchased in
Japan)
-	Lower sales charges available for investments of $50,000 or more
-	No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)
-	Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
-	Higher annual expenses, and lower dividends, than class A shares because of higher
12b-1 fees
-	No conversion to class A shares, so future 12b-1 fees do not decline over time

Initial sales charges for class M shares*

Sales charge as a percentage of:

Amount of purchase at offering	Net amount	Offering price
price ($)	invested	**

Under 50,000	3.36%	3.25%

50,000 but under 100,000	2.30	2.25

100,000 but under 250,000	1.27	1.25

250,000 but under 500,000	1.01	1.00

500,000 but under 1,000,000	1.01	1.00

1,000,000 and above	NONE	NONE

* Sales charges will differ for shares purchased in Japan
** Offering price includes sales charge.

Deferred sales charge for certain class M shares

A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover Individual Retirement Accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time. U.S. investors may be eligible for reductions and waivers of sales charges.

Distribution (12b-1) plans

The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on class M shares. The Trustees currently limit payments on class M shares to 0.75% of average net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of investors’ investment.

Payments to dealers

If you purchase your shares through a dealer (the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees, if any, shown in the tables under the heading “Fees and Expenses.”

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the Fund as shown under the heading “Fees and Expenses”.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to that dealer on an annual basis.

Program servicing payments, which are paid in some instances to third parties in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.15% of the total assets in the program on an annual basis.

Putnam Retail Management and its affiliates may make other payments or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive payments in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan.

Your dealer may charge you fees or commissions in addition to those disclosed in this Securities Registration Statement. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

An investor may be eligible to buy Class M Shares at reduced sales charges. For fiscal 2005, Putnam Retail Management Limited Partnership received $13,796 in sales charges for Class M Shares, of which it retained $1,869. For fiscal 2005, the Fund had no monies in contingent deferred sales charges.

b. Sales in Japan It is agreed and understood that the Shares of the Fund shall be offered by the Distributor to non U.S. persons in Japan only and not to any “U.S. Person” as such person is defined below. In addition, if a shareholder becomes a U.S. Person after purchasing shares, the shareholder may hold shares continuously pursuant to the Account Agreement (as defined below) but may not purchase additional shares from the Distributor in Japan.

A “U.S. Person” means any of the following: (1) a citizen or resident of the United States for U.S. federal income tax purposes; (2) a corporation, partnership or other legal entity organized under the laws of the United States or any of its political subdivisions; (3) any estate or trust which is subject to United States federal income taxation regardless of the source of its

                                                                                                                                                       - 52 -

income. For purposes of this definition, the “United States” means the Unites States of America and any of its states, territories, possessions or the District of Columbia.

In Japan, Shares of the Fund are offered on any day that is both a Business Day and any business day of securities companies in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. The Sales Handling Company shall provide to the investors a contract Concerning a Foreign Securities Transactions Account and other prescribed contracts (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. The purchase shall be made in the minimum investment amount of 100 shares. Purchases may be made in integral multiples of 10 shares.

The issue price for Shares shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge applicable to Class M Shares in Japan shall be 3.675% (3.5% without a consumption tax) of the net asset value of such shares. From such amount, 0.50% of the amount calculated by dividing the net asset value by (1-0.035) and rounded to three decimal places shall be retained by Putnam Retail Management Limited Partnership, principal underwriter of the Fund.

The investors having entrusted a Sales Handling Company with safekeeping of the certificates for Fund shares will receive Trade Balance Report on the Shares. In such case payment shall be made in yen in principle and the applicable exchange rate shall be the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day, which shall be determined by such Sales Handling Company. The payment may be made in dollars to the extent that the Sales Handling Company can agree.

In addition, Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY 100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

2. PROCEDURES FOR REPURCHASE OF SHARES:

                                                                                                                                                                           - 53 -

a. Repurchase in the United States

Investors residing in the U.S. can sell their shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares which may be up to 10 calendar days after the purchase date.

The Fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if investors sell or exchange their shares after holding them for five days or less. A short-term trading fee of 1.00% of the total redemption amount (calculated at market value) will apply to any shares sold or exchanged within 6 to 90 days of purchase (including purchases by exchange). In the case of defined contribution plans administered by Putnam, the 1.00% short-term trading fee will apply to sales or exchanges of shares purchased by exchange that occur within 6 to 90 days of purchase and the 2.00% short-term trading fee will apply to sales or exchanges of shares purchased by exchange that are held in a plan participant’s account for 5 days or less. The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from defined contribution plans administered by Putnam, redemptions from certain omnibus accounts, redemptions in the event of shareholder death or post-purchase disability and redemptions made as part of a systematic withdrawal plan. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Administrators, trustees or sponsors of retirement plans may also impose short-term trading fees.

Selling shares through investors' financial adviser

An investor’s adviser must receive the investor's request in proper form before the close of regular trading on the New York Stock Exchange for the investor to receive that day's NAV, less any applicable deferred sales charge and short-term trading fee. An investor's adviser will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge the investor for his or her services.

Selling shares directly to the Fund

Putnam Investor Services must receive an investor's request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge and short-term trading fee.

By mail

Send a letter of instruction signed by all registered owners or an investor's legal representatives to Putnam Investor Services. If an investor has certificates for the shares the

                                                                                                                                                                                  - 54 -

investor wants to sell, the investor must include them along with completed stock power forms.

By telephone

An investor may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless the investor has notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for an investor’s shares. The telephone redemption privilege may be modified or terminated without notice.

Additional requirements

In certain situations, for example, if an investor sells shares with a value of $100,000 or more, the signatures of all registered owners or the investor's legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

Payment Information.

The Fund generally sends an investor payment for the investor's shares the business day after the investor’s request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by U.S. federal securities laws.

Redemption by the Fund

If an investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investor's shares without the investor's permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if an investor owns more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders. b. Repurchase in Japan Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Sales Handling Company on a Fund Business Day that is a business day of the distributor in Japan without a

                                                                                                                                                                                        - 55 -

contingent deferred sales charge. The repurchase shall be made in integral multiples of 10 shares The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from SMBC Friend, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Sales Handling Company pursuant to the Account Agreement or, if the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

(This charge will not be imposed on shareholders whose shares are held through SMBC Friend under the Account Agreement.)

c. Suspension of Repurchase

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1. OUTLINE OF MANAGEMENT, ETC. OF ASSETS:

(1) Valuation of Assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines the net asset value of each class as of the close of regular trading on the Exchange, currently 4:00 p.m., New York time. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., New York time, and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m., New York time.

Securities for which market quotations are readily available are valued at prices which, in the opinion of the Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as non-U.S. securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed in their local currencies as of such times. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York time). Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the
Fund's net asset value.
The Fund translates prices for its investments quoted in non-U.S. currencies into U.S.
dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV. If there has been a movement in the U.S.
currency market that exceeds a specified threshold that may change from time to time, the
Fund will generally use exchange rates determined as of 3:00 P.M., New York time. Because
non-U.S. markets may be open at different times than the New York Stock Exchange, the value of the Fund’s shares may change in days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the
NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York
Stock Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value pricing procedures may differ from recent market prices for the investment.
(2)		Custody:
Share certificates shall be held by shareholders at their own risk.
The custody of the Share certificates (if issued) representing Shares sold to Japanese shareholders shall, unless otherwise instructed by the shareholder, be held, in the name of the custodian, by the custodian of SMBC Friend. The Sales Handling Company to the Japanese
shareholders shall deliver Trade Balance Report on the Shares.

(3)		Duration of existence:
Unless terminated, the Fund shall continue without limitation of time.

(4)		Accounting Period:
The accounts of the Fund will be closed each year on June 30.

(5)		Miscellaneous:
	a.	Liquidation

The Fund may be terminated at any time by vote of Shareholders holding at least 66
2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the
Shareholders.
b.	Authorized Shares:
There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
c.	Issue of Warrants, Subscription Rights, etc.:
The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
d.	How Performance Is Shown:
Fund advertisements may, from time to time, include performance information.
"Total return" for one-, five- and ten-year periods (or for the life of the Fund, if shorter)
through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price
(in the case of Class M Shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.
For the one-year, five-year and the ten-year periods ended June 30, 2005, the average annual total return for Class M shares was 11.97%, -3.25% and 7.41%, respectively. For a portion of the ten-year period, the Fund limited expenses, without which returns would have been lower.
All data are based on past performance and do not predict future results. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases.
Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.
Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.
e.	The Procedures Concerning Amendments to Bylaws and Agreements Concluded
Between the Related Companies, etc.:
(i)	Agreement and Declaration of Trust:
Originals or copies of the Agreement and Declaration of Trust, as amended are maintained in the office of the Fund and are made available for public inspection for the

                                                                          - 59 -

Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended are on file in the United States with the Secretary of State of The Commonwealth of
Massachusetts and with the Clerk of the City of Boston.
The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of
Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of
Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.
(ii)	Bylaws:
The Bylaws may be amended or repealed, in whole or in part, by a majority of the
Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.
(iii)	Management Contract
The Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Manager.
(iv)	Custodian Agreement
The Agreement shall become effective as of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing; provided either party may at any time immediately terminate the
Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of the Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

(v) Investor Servicing Agreement

The Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety (90) days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

In the event that in connection with any such termination a successor to any of the Investor Servicing Agent's duties or responsibilities under the Investor Servicing Agreement is designated by the Fund by written notice to the Investor Servicing Agent, the Investor Servicing Agent will cooperate fully in the transfer of such duties and responsibilities, including provision for assistance by the Investor Servicing Agent's personnel in the establishment of books, records and other data by such successor. The Fund will reimburse the Investor Servicing Agent for all expenses incurred by the Investor Servicing Agent in connection with such transfer.

(vi) Sub-Management Contract

The sub-management contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by Sub-Investment Management Company or Investment Management Company, on 30 days' written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not "interested persons" of Investment Management Company or the Fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Investment Management Company or the Fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

2.	OUTLINE OF DISCLOSURE SYSTEM:
(1)	Disclosure in U.S.A.:
	(i)	Disclosure to shareholders
In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.
	(ii)	Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement annually in accordance with the Investment Company Act of 1940. The Fund also files certain additional information periodically with the SEC on Forms N-Q, N-PX, N-CSR and N-SAR.

(2)		Disclosure in Japan:
	a.	Disclosure to the Supervisory Authority:
	(i)	Disclosure Required under the Securities and Exchange Law:
When the Fund intends to offer the Shares amounting to more than certain amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of
Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the reading room of the Kanto Local Finance Bureau of the
Ministry of Finance or the electronic disclosure system (EDINET) concerning the disclosure documents of the Annual Securities Report, etc. under the Securities and Exchange Law of
Japan.
The Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements ("Prospectus to be delivered"). If investors request, the Sales Handling
Company of the Shares shall deliver to them prospectuses the contents of which are substantially identical to Part III of the securities registration statements ("Prospectus to be delivered, if requested"). For the purpose of disclosure of the financial conditions, etc., the
Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of
Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who so desire at the reading room of the Kanto Local Finance Bureau of the Ministry of Finance or the electronic disclosure system (EDINET) concerning the disclosure documents of the Annual Securities
Report, etc. under the Securities and Exchange Law of Japan.

	(ii)	Notifications, etc. under the Law Concerning Investment Trusts and Investment
Companies
If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the
Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and

Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency. b. Disclosure to Japanese Shareholders: If the Investment Management Company makes any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give, in advance, public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if such written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of changes in material facts which would change their position, including notices from the Trustees, through the Sales Handling Companies.

The above-described Management Report on the Fund will be sent to the shareholders known in Japan.

3.	RIGHTS OF SHAREHOLDERS, ETC.:
(1)	Rights of Shareholders, etc.
Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot directly exercise their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Sales Handling Company exercise their rights on their behalf in accordance with the
Account Agreement with the Sales Handling Company.
Shareholders in Japan who do not entrust the custody of their Shares to the Sales
Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
The major rights enjoyed by Shareholders are as follows:

(i)	Voting rights
Each share has one vote, with fractional shares voting proportionally. On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to series or classes of shares, except (i) when required by the Investment Company Act of 1940 or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has
voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees of the
Fund would be elected at least every five years beginning in 2004.
(ii)	Repurchase rights
Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.
(iii)	Rights to receive dividends
Shareholders will generally receive any distributions from net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers.
Shareholders may choose from three distribution options, though investors in Japan may only choose the last alternative.
-	Reinvest all distributions in additional shares without a sales charge;
-	Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
-	Receive all distributions in cash.
(iv)	Right to receive distributions upon dissolution
Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
(v)	Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings. (vi) Right to transfer shares Shares are transferable without restriction except as limited by applicable law. (vii) Rights with respect to the U.S. registration statement If, under the 1933 Act, there is, at any time it became effective, any material false or misleading statement in the U.S. registration statement, or any omission of any material statement required to be stated therein or necessary to cause the statements made therein to be materially misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.

(3) Agent in Japan

Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
a. the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

b. representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of the public offering concerned as well as for the continuous disclosure, and the agent with the Financial Services Agency is each of the following persons:

Harume Nakano
Ken Miura
Attorneys-at-law
Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,

6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

(4) Jurisdiction

Limited only to litigation brought by Japanese investors regarding transactions relating to (3) b. above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

IV. FINANCIAL CONDITION OF THE FUND

1. Financial Statements

[Omitted. Audited financial accounts of the Fund will be incorporated here in Japanese Securities Registration Statement]

2.	Current Conditions of the Fund:
Statement of Net Assets

			(As of the end of October 2005)

			USD	JPY

				(in thousands,
			(except for d.)	except for d. and e.)

a.	Total Assets		521,620,439	60,377,566

b.	Total Liabilities		8,748,267	1,012,612

c.	Total Net Assets		512,872,172	59,364,954
	(a-b)

d.	Total Number of Shares	Class A.	14,967,596	Shares
	Outstanding	Class B.	7,601,492	Shares
		Class C.	232,081	Shares
		Class M.	655,902	Shares
		Class R.	109	Shares
		Class Y.	314,113	Shares

e.	Net Asset Value	Class A.	21.85	2,529.14
	per Share (c/d)	Class B.	21.01	2,431.91
		Class C.	21.59	2,499.04
		Class M.	21.64	2,504.83
		Class R.	21.81	2,524.51
		Class Y.	21.86	2,530.30

V. RECORD OF SALES AND REPURCHASES
(C) Record of Sales and Repurchases
Record of sales and repurchases during the following fiscal years and number of outstanding
Shares of the Fund as of the end of such Fiscal Years are as follows:

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

2nd Fiscal Year	297,970	96,466	255,177
(7/1/95-6/30/96)	(0)	(0)	(0)

3rd Fiscal Year	1,962,484	1,378,637	839,024
(7/1/96-6/30/97)	(0)	(0)	(0)

4th Fiscal Year	2,299,229	1,325,283	1,812,970
(7/1/97-6/30/98)	(0)	(0)	(0)

5th Fiscal Year	23,075,809	20,329,254	4,559,525
(7/1/98-6/30/99)	(20,278,650)	(17,589,760)	(2,688,890)

6th Fiscal Year	4,679,657	6,242,590	2,996,592
(7/1/99-6/30/00)	(2,964,120)	(4,271,470)	(1,381,540)

7th Fiscal Year	3,962,299	4,016,702	2,942,189
(7/1/00-6/30/01)	(2,073,520)	(2,014,380)	(1,440,680)

8th Fiscal Year	1,887,774	2,744,994	2,084,969
(7/1/01-6/30/02)	(578,170)	(988,910)	(1,029,940)

9th Fiscal Year	1,349,870	1,087,895	2,346,944
(7/1/02-6/30/03)	(1,292,000)	(718,590)	(1,603,350)

10th Fiscal Year	1,465,099	2,443,954	1,368,089
(7/1/03-6/30/04)	(1,433,760)	(2,129,810)	(907,300)

11th Fiscal Year	107,507	736,852	738,744
(7/1/04-6/30/05)	(14,110)	(588,210)	(333,200)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since July 1,
1998. The Number of Shares Sold includes shares issued in connection with reinvestment of distributions.

PART IV. SPECIAL INFORMATION
I. OUTLINE OF THE MANAGEMENT COMPANY
1. Outline of the Management Company
i. FUND
(1) Amount of Capital Stock

Not applicable.

(2) Structure of the management of the Fund

The Trustees are responsible for generally overseeing the conduct of the Fund’s business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein, (ii) for the removal of Trustees, to the extent provided therein, (iii) with respect to any investment adviser, to the extent provided therein, (iv) with respect to any termination of the Fund, to the extent provided therein, (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940 or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes shall be entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

ii. PUTNAM INVESTMENT MANAGEMENT, LLC (INVESTMENT MANAGEMENT COMPANY)

(1)	Amount of Member’s Equity

	a.	Amount of member’s equity (as of the end of October, 2005):
	$77,356,109

	b.	Record of Amount of member’s equity (for the latest 5 years):

	Year	Member’s Equity
	End of 2000	$209,635,521
	End of 2001	$170,497,323
	End of 2002	$138,739,094
	End of 2003	$144,486,036
	End of 2004+	-$9,155,466
	+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory
	settlements. This, along with net intercompany transactions with the Parent and its affiliates
	resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256.
	This was offset by $243,460,758 of net intercompany transactions, which are factored as a
	reduction of Members’ Equity.

(2)	Structure of the Management of the Company
	The Investment Management Company is ultimately managed by its managing
	member.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of equity, high yield and other debt securities in the United States.

Putnam Management is not permitted to consider sales of shares of the Fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Putnam Management and PIL's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the International Core Team manage the Fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the Fund’s Portfolio Leader and Portfolio Members coordinate the team’s coordinate the team’s efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

Portfolio	Joined Employer		Positions Over Past Five Years
Leader	Fund
Heather Arnold	2003	Putnam Investments Limited	Director of European Equities
2003-Present
		Alternum Capital	Portfolio Manager
Prior to May 2003
		Franklin Templeton Investments	Portfolio Manager
Prior to June 2001
Portfolio	Joined Employer		Positions Over Past Five Years
Members	Fund
Joshua Byrne	2000	Putnam Management	Co-Chief Investment Officer,
		1992-Present	International Core Team
Previously, Senior Portfolio Manager;
Portfolio Manager
Mark Pollard	2004	Putnam Investments Limited	Chief Investment Officer, European
		2004-Present	Equities Team
		Jura Capital LLP	Managing Partner
Prior to May 2004
		Lazard Asset Management	Head of European Equities
Prior to Feb. 2002

Other funds managed by the Portfolio Leader and Portfolio Members. As of the Fund’s fiscal year-end, Joshua Byrne was also a Portfolio Leader of Putnam International Equity Fund. Mark Pollard was also a Portfolio Member of Putnam International Equity Fund. Heather Arnold, Joshua Byrne and Mark Pollard may also manage other accounts and variable trust funds managed by Putnam Management or an affiliate.

Changes in the Fund’s Portfolio Leader and Portfolio Members. During the fiscal year ended June 30, 2005, Melissa Reilly left the Fund’s management team. Other individuals who have served as Portfolio Leader of the Fund since May 2002, when Putnam Management introduced this designation, include Mark Pollard (September 2004 to January 2005), and Omid Kamshad (May 2002 to October 2003).

Fund ownership. The following table shows the dollar ranges of shares of the Fund owned by the professionals listed above at the end of the Fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

The following table shows how much the members of Putnam’s Executive Board have invested in the Fund (in dollar ranges). Information shown is for June 30, 2005 and June 30, 2004.

Investment in the Fund by Putnam employees and the Trustees.

As of June 30, 2005, all of the 12 Trustees owned Fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by Putnam employees and the Fund's Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds
Putnam employees	$2,500,000	$457,000,000
Trustees	$161,000	$49,000,000

Compensation of investment professionals.

Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment

Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the Fund, European Region Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to the investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

- Consistent performance means being above median over one year.

- Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

- Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the Fund’s Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

2. Description of Business and Outline of Operation
 i. FUND

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

ii. PUTNAM INVESTMENT MANAGEMENT, LLC (INVESTMENT MANAGEMENT COMPANY)
The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of

October 2005, the Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $ 125.46 billion):

			(As of the end of October 2005)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	12	$4,504.08

	Open End Type Balanced Fund	13	$34,475.86

U.S.A.
	Open End Type Bond Fund	32	$28,572.93

	Open End Type Equity Fund	51	$57,911.99

3. Financial Conditions of the Management Company
i. FUND the same as  II. FINANCIAL CONDITIONS OF THE FUND
ii. PUTNAM INVESTMENT MANAGEMENT, LLC (INVESTMENT MANAGEMENT COMPANY)

Japanese translation of the financial statements is attached to the Japanese version.

4. Restriction on Transactions with Interested Parties:
i. FUND

Portfolio securities of the Fund may not be purchased from, sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations
(including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

ii. PUTNAM INVESTMENT MANAGEMENT, LLC (INVESTMENT MANAGEMENT
COMPANY)
Portfolio securities of the Fund may not be purchased from, sold or loaned to any
Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment
Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company)
acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations
(including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5.	Miscellaneous:
i.	FUND

(1) Changes of Trustees and Officers
Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number, as they consider appropriate. The Trustees may elect and remove officers, as they consider appropriate.
(2) Amendment to the Agreement and Declaration of Trust
Generally, approval of shareholders is required to amend the Agreement and
Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
(3) Litigation and Other Significant Events
The fiscal year end of the Fund is June 30.

The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management’s alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. These amounts subsequently have been distributed to certain Putnam funds pursuant to a plan approved by the Securities and Exchange Commission. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

ii. PUTNAM INVESTMENT MANAGEMENT, LLC (INVESTMENT MANAGEMENT COMPANY)

(1) Management Investment Management Company is a limited liability company formed under the laws of the State of Delaware. Putnam, LLC, the sole Member of the Investment Management Company, manages and conducts the property, business and affairs of the Investment Management Company.

(2) Election and Removal of Officers

Officers are appointed by the Member. The Member may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers

Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940 the SEC may prohibit the directors and officers from remaining in office, if the SEC judges that such directors and officers have willfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement, Transfer of Business and Other Important Matters.

a.	The Limited Liability Company Agreement of Investment Management
Company may be amended by the Member.
b.	Under the Limited Liability Company Act of The State of Delaware, merger or transfer of business requires the consent of the Member.
c.	Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.

Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management’s alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. These amounts subsequently have been distributed to certain Putnam funds pursuant to a plan approved by the Securities and Exchange Commission. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

II.	OUTLINE OF THE OTHER RELATED COMPANIES
1.	Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and
Custodian)
(A) Amount of Capital
U.S. $47,902,551 (approximately JPY 5.5 billion) as of the end of October 2005
	(B)	Description of Business
Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam, LLC, parent of Putnam Investment Management,
LLC. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.
	(C)	Outline of Business Relationship with the Fund
Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

2.	Putnam Retail Management Limited Partnership (the Principal Underwriter)
(A) Amount of Capital
U.S. $42,337,881 (approximately JPY 4.9 billion) as of the end of October 2005
	(B)	Description of Business

Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam Funds including the Fund.

(C) Outline of Business Relationship with the Fund

Putnam Retail Management Limited Partnership engages in providing marketing services to the Fund.

3.	SMBC Friend Securities Co., Ltd. (Distributor in Japan and Agent Company)
	(A)	Amount of Capital
¥27.27 billion as of the end of October 2005
	(B)	Description of Business
SMBC Friend Securities Co., Ltd is a securities company in Japan. It engages in handling the sales and repurchase of units issued by Daiwa Securities Investment Trust
Management Co., Ltd., Nomura Asset Management Co., Ltd., Nikko Asset
Management Co., Ltd., Fidelity Investment Management Co., Ltd., Sumitomo Mitsui
Asset Management Co., Ltd., Sumitomo Trust Bank Asset Management Co., Ltd. and
Daiwa SB Investments Ltd. etc., and acts as the Agent Company and engages in handling the sales and repurchase of units for MFS Research Bond Fund J, T. Rowe
Price Life Plan Income Fund, Pictet Global Selection Fund - European Bond Fund etc.
and engages in handling the sales and repurchase of units for Nomura Global Select
Trust.

	(C)	Outline of Business Relationship with the Fund
The Company acts as a Distributor in Japan and Agent Company for the Fund in
connection with the offering of shares in Japan.

4.	Putnam Investments Limited (Sub-Investment Management Company)
	(A)	Amount of Capital
U.S.$10,386,346 (approximately JPY 1.2 billion) as of the end of June 2005
	(B)	Description of Business:
Putnam Investments Limited is a United Kingdom corporation and is a wholly-owned indirect subsidiary of Putnam, LLC, parent company of Putnam Investment
Management, LLC. PIL provides a full range of international investment advisory services to institutional and retail clients
	(C)	Outline of Business Relationship with the Fund
Putnam Investments Limited provides investment advisory services for a portion of the
Fund’s assets as determined by Putnam Investment Management, LLC.

5. Capital Relationships

100% of the shares of the Investment Management Company and the Sub-Investment Management Company are held by Putnam, LLC.

III. OUTLINE OF INVESTMENT FUND SYSTEM

OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entity by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

I.		Massachusetts Business Trusts

	A.	General Information

Many investment companies are organized as Massachusetts business trusts. A
Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties.
Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of The
Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

	B.	Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.		United States Investment Company Laws and Enforcement

	A.	General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

	1.	Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and
Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

	2.	Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

	3.	Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

	4.	The Internal Revenue Code

An investment company is generally an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended (the "Code").
However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

	5.	Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B.	Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities related to the offering and sale of securities to their residents or within their jurisdictions.

	C.	Offering Shares to the Public

An investment company ("investment company" or "fund") offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933
Act; registration of the fund, the sale of its shares, or both, with state securities regulators;
delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

	D.	Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

		1.	Updating its prospectus if it becomes materially inaccurate or misleading;

		2.	Annual update of its registration statement;

		3.	Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

		4.	Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent registered public accounting firm;

		5.	Maintenance of a code of ethics; and

		6.	Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III.	Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.	Share Information

	A.	Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New
York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

	B.	Redemption

Shareholders may generally sell shares of a fund to that fund any day the New York
Stock Exchange is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

	C.	Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.	Shareholder Information, Rights and Procedures for the Exercise of Such Rights

	A.	Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as
Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans
(or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

	B.	Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares owned.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI. Tax Matters

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States, should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan"on page [29] of the Securities Registration Statement for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

A. U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the

Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charges on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund."

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

B. U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of

10% under the United States-Japan tax treaty that recently entered into force. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of United States federal income tax. Special tax rules apply to distributions by the Fund to non-U.S. shareholders of gain attributable to U.S. real property interests (“FIRPTA Distributions”).

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described below) the Fund’s shares will nevertheless not constitute USRPIs if the Fund is a “domestically controlled qualified investment entity,” which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by non-U.S. shareholders.

Effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the non-U.S. shareholder and the non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions are properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”).

Special rules apply to the tax treatment of distributions from a Fund that are paid to a non-U.S. shareholder and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) “U.S. real property interests” with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Generally effective for taxable years of RICs beginning after December 31, 2004 and to dividends paid or deemed paid on or before December 31, 2007, distributions to non-U.S. shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those non-U.S. shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax.

VII.	Important Participants in Offering of Mutual Fund Shares

	A.	Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940
Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

	B.	Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

	C.	Underwriter

An investment company may appoint one or more principal underwriters for its shares.
The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

	D.	Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

	E.	Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

IV.	FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

	(1)	Front

	a.	Name of the Fund
	b.	Number of shares represented
	c.	Signatures of the Chairman and Transfer Agent
	d.	Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

	(2)	Back

	a.	Space for endorsement
	b.	Description concerning delegation of transfer agency

V.	MISCELLANEOUS
III.	MISCELLANEOUS
(1)	The ornamental design is used on cover page of the Japanese Prospectus.
(2)	Outline of the Prospectus may be included at the beginning of the Prospectus, summarizing the content of "Part I. INFORMATION CONCERNING SECURITIES", "I. DESCRIPTION OF
THE FUND" in "PART II. INFORMATION CONCERNING FUND" and "II. OUTLINE OF
OTHER RELATED COMPANIES" in "PART IV. SPECIAL INFORMATION", of the SRS
and Contract Concerning a Foreign Securities Transactions Account and other prescribed contracts and the related regulation of the Distributor regarding the subscription and payment, etc. (for example, the time limit for the application of the Shares).
Up-to-date information regarding "(A) Diversification of Investment Portfolio" and "(C)
Results of Past Operations" of "5. STATUS OF INVESTMENT FUND" in "I.
DESCRIPTION OF FUND" in "PART II. INFORMATION CONCERNING FUND" and
regarding "IV. FINANCIAL CONDITIONS OF THE FUND" in "PART III. DETAILED
INFORMATION CONCERNING FUND", which will be available from time to time after the filing of the SRS, may be shown in the table, and such information may be shown graphically in addition to in a table form as an attachment to the Prospectus. Also, the foreign exchange rate related to the Fund may be shown.
"II. OUTLINE OF OTHER RELATED COMPANIES" in "PART IV. SPECIAL
INFORMATION" of the SRS is included in the Prospectus to be delivered.

		11

Annex to V. Miscellaneous, Part IV, SRS
Record of Changes in Net Assets (Class M Shares)

		from December 1994 to October 2005
	Total Net Asset Value	Net Asset Value per Share
	USD(thousands)	USD

1994 End of December	48	12.31
1995 End of January	116	12.14
February	184	12.35
March	383	12.47
April	427	13.18
May	519	13.74
June	746	13.90
July	841	14.74
August	1,125	14.28
September	1,318	14.62
October	1,526	14.55
November	1,594	14.59
December	1,721	14.51
1996 End of January	1,993	14.78
February	2,309	15.05
March	2,613	15.38
April	3,219	15.45
May	3,660	15.80
June	4,047	15.86
July	4,296	15.46
August	4,955	15.91
September	5,594	16.35
October	6,131	16.44
November	7,504	17.44
December	8,216	16.47
1997 End of January	9,345	16.46
February	10,494	16.98
March	12,149	17.27
April	13,928	17.13
May	14,945	17.99
June	15,811	18.85
July	17,982	19.76
August	16,536	18.59
September	19,465	20.37
October	18,746	19.28
November	19,334	19.55
December	20,002	18.52
1998 End of January	20,999	18.82
February	23,418	20.52
March	26,875	22.21
April	31,145	22.97
May	36,768	23.45
June	42,614	23.51
July	114,329	23.96
August	163,573	20.31
September	137,523	19.19
October	124,309	20.93
November	142,392	21.92
December	212,900	21.56
1999 End of January	140,921	21.97
February	171,214	21.43
March	156,614	21.41
April	128,110	22.05
May	104,598	21.05
June	97,950	21.48
July	93,660	21.79
August	89,613	21.77
September	86,166	21.74
October	89,671	22.54
November	91,114	23.83
December	95,375	26.39
2000 End of January	79,169	25.04
February	75,866	27.48
March	79,478	27.60
April	71,636	25.91
May	79,056	25.48
June	79,416	26.50
July	75,492	26.41
August	74,055	26.46
September	69,145	24.63
October	66,846	23.97
November	65,509	23.00
December	71,831	22.59
2001 End of January	69,067	21.95
February	63,719	20.40
March	56,969	18.79
April	61,437	20.03
May	55,968	19.11
June	54,103	18.39
July	52,627	18.29
August	50,050	17.89
September	43,366	16.08
October	40,013	16.47
November	41,246	16.91
December	41,579	17.34
2002 End of January	38,165	16.39
February	37,585	16.48
March	38,551	17.26
April	37,018	17.15
May	36,012	17.12
June	34,312	16.46
July	29,890	14.62

		12

	Total Net Asset Value	Net Asset Value per Share
	USD(thousands)	USD
____________________________________________________________________________________________________________________________________
August	28,924	14.53
September	24,642	12.59
October	26,457	13.74
November	26,752	14.42
December	24,849	13.73
2003 End of January	22,423	13.05
February	20,667	12.68
March	19,758	12.51
April	22,171	14.00
May	27,819	14.85
June	34,460	14.68
July	41,974	14.93
August	46,548	15.01
September	49,073	15.21
October	52,050	16.12
November	45,740	16.73
December	35,594	17.75
2004 End of January	33,676	18.02
February	31,494	18.34
March	28,980	17.69
April	27,395	17.38
May	26,976	17.67
June	24,410	17.84
July	21,171	17.30
August	19,146	17.33
September	17,382	18.01
October	16,816	18.69
November	17,842	19.98
December	17,642	20.81
2005 End of January	16,828	20.39
February	16,953	21.35
March	16,278	20.76
April	15,598	20.33
May	15,415	20.33
June	15,227	20.61
July	15,119	21.37
August	15,001	21.86
September	15,043	22.31
October	14,191	21.64